Gain (loss) from Disposals of subsidiaries (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2016 KRW (₩)
gain (loss) of Disposaled subsidiaries [Member]
Disclosure of Gain (loss) of Disposaled subsidiaries [Line Items]
gain (loss) of Disposaled subsidiaries	₩ 0
Fair value of Disposaled subsidiaries [Member]
Disclosure of Gain (loss) of Disposaled subsidiaries [Line Items]
gain (loss) of Disposaled subsidiaries	35,046
Consideration received in cash [Member]
Disclosure of Gain (loss) of Disposaled subsidiaries [Line Items]
gain (loss) of Disposaled subsidiaries	898
Net assets transferred due to dissolution [Member]
Disclosure of Gain (loss) of Disposaled subsidiaries [Line Items]
gain (loss) of Disposaled subsidiaries	34,148
Carrying value of Disposaled subsidiaries [Member]
Disclosure of Gain (loss) of Disposaled subsidiaries [Line Items]
gain (loss) of Disposaled subsidiaries	35,046
Cash and Cash Equivalents [Member]
Disclosure of Gain (loss) of Disposaled subsidiaries [Line Items]
gain (loss) of Disposaled subsidiaries	898
Total current financial assets [Member]
Disclosure of Gain (loss) of Disposaled subsidiaries [Line Items]
gain (loss) of Disposaled subsidiaries	81
Financial assets available-for-sale [Member]
Disclosure of Gain (loss) of Disposaled subsidiaries [Line Items]
gain (loss) of Disposaled subsidiaries	34,089
Current financial liabilities [Member]
Disclosure of Gain (loss) of Disposaled subsidiaries [Line Items]
gain (loss) of Disposaled subsidiaries	(22)
Non-controlling interests [Member]
Disclosure of Gain (loss) of Disposaled subsidiaries [Line Items]
gain (loss) of Disposaled subsidiaries	0
Realization of unrealized gain [Member]
Disclosure of Gain (loss) of Disposaled subsidiaries [Line Items]
gain (loss) of Disposaled subsidiaries	0
Other comprehensive income [Member]
Disclosure of Gain (loss) of Disposaled subsidiaries [Line Items]
gain (loss) of Disposaled subsidiaries	₩ 0